Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
May 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Accrued payroll	36,143	51,537
Refundable incidental expenses received from students	5,865	8,338
Payable for purchase of property and equipment	7,475	7,069
Business taxes payable	5,221	5,639
Individual taxes withholding	2,299	5,060
Amounts reimbursable to employees (a)	3,030	3,747
Rent payable	2,531	3,279
Accrued advertising fees	1,861	2,314
Refundable deposit (b)	1,203	2,157
Welfare payable	1,892	1,952
Royalty fees payable (c)	464	1,771
Accrued professional service fees	628	1,140
Other taxes payable	353	897
Value added taxes payable	623	796
Contingent consideration associated with acquisition of Tongwen	193	—
Contingent consideration associated with acquisition of Newave	4,243	—
Others (d)	2,978	4,077

Total	77,002	99,773

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.